Reserves - Summary of Reserves (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [abstract]
Accumulated comprehensive loss of investments in associates and joint ventures	₩ (180,964)	₩ (406,555)
Changes in fair value of equity investments at fair value through other comprehensive income	153,279	(103,843)
Foreign currency translation differences	94,605	60,487
Gain or losses on valuation of derivatives	(644)	(3)
Others	980	5,924
Reserves	₩ 67,256	₩ (443,990)